Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust
Entity Central Index Key	0000225323
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity New Jersey Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Income Fund
Class Name	Fidelity® New Jersey Municipal Income Fund
Trading Symbol	FNJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2024, thanks mostly to rallies in late 2023 and summer 2024, when cooling inflation data and comments from the U.S. Federal Reserve bolstered investors' expectation for interest-rate cuts.
•Against this backdrop, credit-quality positioning was a key contributor to the fund's performance versus the state-specific index, the Bloomberg New Jersey Enhanced Modified Municipal Bond Index, for the fiscal year. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in lower-rated health care and higher education bonds helped, as did exposure to lower-rated tax-backed names that received credit-rating upgrades during the period.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds than the state index, was beneficial.
•In contrast, underweights in bonds backed by the New Jersey Transportation Trust Fund Authority and bonds backed by the Port Authority of New York & New Jersey detracted as their spreads tightened during the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® New Jersey Municipal Income Fund $10,000 $10,156 $10,266 $10,927 $11,048 $12,115 $12,634 $13,086 $11,880 $12,504 $13,201 Bloomberg New Jersey Enhanced Modified Municipal Bond Index $10,000 $10,187 $10,302 $11,037 $11,227 $12,295 $12,844 $13,335 $12,185 $12,816 $13,475 Bloomberg Municipal Bond Index $10,000 $10,310 $10,287 $10,862 $10,984 $11,917 $12,500 $12,747 $11,645 $12,144 $12,743 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New Jersey Municipal Income Fund 5.58% 1.73% 2.82% Bloomberg New Jersey Enhanced Modified Municipal Bond Index 5.15% 1.85% 3.03% Bloomberg Municipal Bond Index 4.93% 1.35% 2.45% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 555,376,587
Holdings Count | shares	249
Advisory Fees Paid, Amount	$ 2,168,180
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$555,376,587
Number of Holdings	249
Total Advisory Fee	$2,168,180
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 19.2 Education 17.5 Health Care 11.7 Others(Individually Less Than 5%) 14.5 100.0 AAA 5.6 AA 32.3 A 45.4 BBB 10.6 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Connecticut Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Connecticut Municipal Income Fund
Class Name	Fidelity® Connecticut Municipal Income Fund
Trading Symbol	FICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2024, thanks mostly to rallies in late 2023 and summer 2024, when cooling inflation data and comments from the U.S. Federal Reserve bolstered investors' expectation for interest-rate cuts.
•Against this backdrop, credit-quality positioning was a key contributor to the fund's performance versus the state-specific index, the Bloomberg Connecticut 2+ Year Enhanced Municipal Linked 08/01/2018 Index, for the fiscal year. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in lower-rated health care and higher education bonds helped, as did exposure to lower-rated tax-backed names that received credit-rating upgrades during the period.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds than the state index, was beneficial.
•In contrast, pricing factors modestly detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•The fund's yield-curve positioning also detracted, as the fund had a longer duration than the state-specific index during periods when market interest rates shifted higher.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Connecticut Municipal Income Fund $10,000 $10,310 $10,242 $10,678 $10,765 $11,716 $12,189 $12,481 $11,444 $11,864 $12,435 Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked $10,000 $10,313 $10,206 $10,732 $10,878 $11,866 $12,502 $12,683 $11,762 $12,219 $12,715 Bloomberg Municipal Bond Index $10,000 $10,310 $10,287 $10,862 $10,984 $11,917 $12,500 $12,747 $11,645 $12,144 $12,743 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Connecticut Municipal Income Fund 4.81% 1.20% 2.20% Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked 4.06% 1.39% 2.43% Bloomberg Municipal Bond Index 4.93% 1.35% 2.45% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 317,136,142
Holdings Count | shares	223
Advisory Fees Paid, Amount	$ 1,232,235
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$317,136,142
Number of Holdings	223
Total Advisory Fee	$1,232,235
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 49.9 Health Care 13.8 Education 12.0 Housing 8.3 Special Tax 6.5 Others(Individually Less Than 5%) 9.5 100.0 AAA 9.3 AA 44.1 A 20.8 BBB 11.3 BB 3.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec